Label	Element	Value
(Allspring U.S. Equity Funds) | (Allspring Special Large Cap Value Fund)
Prospectus:	rr_ProspectusTable
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The expense caps of the Fund will be lowered to 1.01% for Class A, 1.76% for Class C, 0.94% for Administrator Class, 0.69% for Institutional Class, and 0.59% for Class R6.